Accumulated Losses (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Accumulated Loss [Line Items]
(Accumulated losses)/retained earnings at the beginning of the period	$ (18,859)	$ (34,838)	$ 1,887	$ 14,992
Loss for the period	(15,979)	(37,593)	(20,746)	(13,105)
(Accumulated Losses)/Retained Earnings at end of the period	$ (34,838)	$ (72,431)	$ (18,859)	$ 1,887